Trade and other payables	12 Months Ended
Dec. 31, 2018
Trade And Other Payables [Abstract]
Trade and other payables
19.	Trade and other payables

	2018	2017
	(in € millions)
Trade payables	295	242
Value added tax and sales taxes payable	118	91
Other current liabilities	14	8
	427	341

Trade payables generally have a 30-day term and are recognized and carried at their invoiced value, inclusive of any value added tax that may be applicable.